Consolidated Balance Sheets $ in Thousands, ¥ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets
Cash and cash equivalents	$ 454,534	$ 571,139
Restricted cash	4,775	2,020
Short-term investments	190,068	404,584
Accounts receivable, net	57,389	91,636
Matching loans to related parties	614,754	385,782
Loans between Changyou and Sohu	80,907	80,326
Prepaid and other current assets	25,398	61,977
Total current assets	1,427,825	1,597,464
Fixed assets, net	170,746	189,947
Intangible assets, net	13,904	8,460
Long-term investments, net	3,000	3,000
Goodwill	10,257	27,504
Restricted time deposits	243,910	0
Loans between Changyou and Sohu	72,852	76,520
Other assets, net	22,990	19,128
Total assets	1,965,484	1,922,023
Liabilities and shareholders' equity
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $3,904 and $4,068, respectively)	27,855	24,647
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $29,597 and $30,602, respectively)	45,343	42,917
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $462 and $105, respectively)	48,880	39,084
Accrued liabilities to suppliers (including accrued liabilities to suppliers of consolidated VIEs without recourse to the Company of $2,073 and $944, respectively)	27,465	26,325
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $413 and $206, respectively)	18,211	19,468
Matching loans from related parties	642,968	396,192
Other short-term liabilities (including $3,163 and $1,318, respectively, of other short-term liabilities of consolidated VIEs without recourse to the Company)	5,903	8,686
Total current liabilities	816,625	557,319
Long-term bank loans	220,000	0
Deferred tax liabilities	83,026	34,443
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $14,114 and $13,438, respectively)	14,189	14,904
Total liabilities	1,133,840	606,666
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	132,289	138,750
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2017 and 2018)	(35,323)	(35,323)
Statutory reserves	20,568	14,277
Retained earnings	775,972	1,197,617
Accumulated other comprehensive loss	(64,864)	(4,398)
Total Changyou.com Limited shareholders' equity	829,735	1,312,005
Non-controlling interest	1,909	3,352
Total shareholders' equity	831,644	1,315,357
Total liabilities and shareholders' equity	1,965,484	1,922,023
Class A ordinary shares [Member]
Shareholders' equity:
Ordinary shares	390	379
Class B ordinary shares [Member]
Shareholders' equity:
Ordinary shares	$ 703	$ 703